Inventories	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Inventories

14 Inventories

Inventories are analysed as follows:

	31/12/23	31/12/22
Leather and other raw materials	17,847	27,003
Goods in process	9,790	10,464
Finished goods	34,450	32,653
Total	62,087	70,120

The following tables summarise the changes to the provision for slow moving and obsolete raw materials and finished goods included in inventories for the years ended December 31, 2023 and 2022.

	31/12/23	31/12/22
Balance at beginning of year	16,406	15,568
Additions	480	1,819
Reductions	(1,900)	(981)
Balance at end of year	14,986	16,406

The additions and reductions are included in “cost of sales”.

For the years ended December 31, 2023, 2022 and 2021, inventories of 120,949, 190,023 and 168,492, respectively, were recognised as an expense and included in “cost of sales” (see note 33).

There are no pledged inventories that could be limited in their availability.